JANUS
100 FILLMORE STREET
DENVER, CO 80206-4928
PH: 303-333-3863
www.janus.com


December 6, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC 20549

Re:   JANUS INVESTMENT FUND (the "Registrant")
      Janus Fund
      Janus Twenty Fund
      Janus Venture Fund
      Janus Olympus Fund
      Janus Worldwide Fund
      Janus Overseas Fund
      Janus Global Life Sciences Fund
      Janus Global Technology Fund
      (collectively, the "Janus Equity Funds")
      1933 Act File No. 2-34393
      1940 Act File No. 811-1879

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, this serves as notification of the existence of Spanish language versions of the October 3, 2001 and October 31, 2001 supplements to the Janus Equity Funds' Prospectus dated February 16, 2001.

Pursuant to Rule 306 of Regulation S-T, we hereby represent that fair and accurate English translations of the October 3, 2001 and October 31, 2001 Spanish language supplements to the Janus Equity Funds' Spanish language Prospectus dated February 16, 2001 may be found in Registrant's 497(e) filings made on October 3, 2001 (accession no. 0000277751-01-500067) and October 31, 2001 (accession no. 0000277751-01-500078), respectively. In accordance with Rule 306 of Regulation S-T, paper copies of the Spanish language supplements otherwise required to be filed shall be provided to the Commission upon request.

If you have any questions regarding this filing, please call me at (303)
316-5724.

Very truly yours,


/s/Christine A. Scheel
Christine A. Scheel
Assistant Secretary
Janus Investment Fund

cc:   Kevin Rupert
      Kelley Howes
      Cindy Antonson